N-2	Nov. 03, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002036272
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	TCW Private Asset Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES	Class A Shares		Class I Shares	Class I‑3 Shares
Maximum initial sales charge (load) imposed on purchases (as a percentage of offering price)	3.50	%(1)	None	None

Maximum deferred sales charge (load) (as a percentage of offering price or repurchase proceeds, whichever is lower)	1.00	%(2)	None	None

Repurchase fee (as a percentage of amount repurchased)	None		None	None
(1)
Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Distribution Agreement.”

(2)	Investments in Class A Shares of $500,000 or more will be subject to a 1.00% contingent deferred sales charge if the Shares are sold within 18 months of purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES	Class A Shares	Class I Shares	Class I‑3 Shares
(as a percentage of average net assets attributable to Shares)
Management Fee	1.00%	1.00%	1.00%

Distribution and Shareholder Servicing Fee	0.75%	None	None

Other Expenses(3)	1.12%	0.91%	1.31%

Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%

Total Annual Fund Expenses(3)(4)	2.90%	1.94%	2.34%
(3)	Other expenses have been restated to reflect estimated expenses for the current year.
(4)
The “Total Annual Fund Expenses” shown differ from the corresponding ratios included in the Fund’s Financial Highlights, which do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return and assuming that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$64	$122	$182	$344
Class I Shares	$19	$60	$103	$223
Class I‑3 Shares	$23	$72	$123	$264
The example and the expenses in the table above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. Further, because the Fund has not completed a full fiscal year of operations and certain classes have low average net assets, the example of expenses in the table above appears unusually high and may not be representative of the Fund’s operating expenses on a going-forward basis. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “The Adviser.”

Purpose of Fee Table , Note [Text Block]
The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “SALES CHARGES” and “SALES CHARGE REDUCTIONS AND WAIVERS” sections of the Prospectus.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	Other expenses have been restated to reflect estimated expenses for the current year.
Acquired Fund Fees and Expenses, Note [Text Block]	The “Total Annual Fund Expenses” shown differ from the corresponding ratios included in the Fund’s Financial Highlights, which do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”
Maximum deferred sales charge [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price or repurchase proceeds, whichever is lower
Repurchase fee [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of amount repurchased
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[2]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.03%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.12%	[3]
Total Annual Expenses [Percent]	2.90%	[3],[4]
Expense Example, Year 01	$ 64
Expense Example, Years 1 to 3	122
Expense Example, Years 1 to 5	182
Expense Example, Years 1 to 10	$ 344
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.03%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.91%	[3]
Total Annual Expenses [Percent]	1.94%	[3],[4]
Expense Example, Year 01	$ 19
Expense Example, Years 1 to 3	60
Expense Example, Years 1 to 5	103
Expense Example, Years 1 to 10	$ 223
Class I 3 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.03%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.31%	[3]
Total Annual Expenses [Percent]	2.34%	[3],[4]
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	72
Expense Example, Years 1 to 5	123
Expense Example, Years 1 to 10	$ 264
Annual Fund Expenses [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to Shares

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Distribution Agreement.”
[2]	Investments in Class A Shares of $500,000 or more will be subject to a 1.00% contingent deferred sales charge if the Shares are sold within 18 months of purchase.
[3]	Other expenses have been restated to reflect estimated expenses for the current year.
[4]	The “Total Annual Fund Expenses” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of Shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”